PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 14.2%
Certificates of Deposit 9.9%
Banco Santander SA, SOFR + 0.510%	5.320%(c)	01/31/25	152,000	$152,128,191
Bank of America NA,
SOFR + 0.350%	4.820(c)	07/30/25	36,000	36,010,905
SOFR + 0.350%	5.170(c)	10/27/25	13,100	13,098,065
SOFR + 0.380%	5.200(c)	07/03/25	60,000	60,004,244

Bank of America NA	5.300	02/14/25	80,000	80,108,392
Bank of Nova Scotia,
SOFR + 0.300% (Cap N/A, Floor 0.000%)	5.110(c)	03/13/25	126,000	126,047,801
SOFR + 0.480%	5.290(c)	12/02/24	70,000	70,021,369
BNP Paribas SA,
SOFR + 0.370%	5.180(c)	09/08/25	101,000	100,999,192
SOFR + 0.420%	5.230(c)	12/18/24	70,000	70,031,370
Canadian Imperial Bank of Commerce,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	5.160(c)	11/21/25	115,000	115,003,176
US Federal Funds Effective Rate + 0.500% (Cap N/A, Floor 0.000%)	5.330(c)	01/10/25	100,000	100,076,722

Citibank NA, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.190(c)	01/10/25	85,000	85,040,338
Credit Industriel et Commercial	5.550	04/14/25	31,500	31,611,143
Natixis SA	5.400	03/17/25	75,000	75,168,745

Natixis SA, SOFR + 0.420%	5.230(c)	01/06/25	140,400	140,479,948

Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	5.160(c)	07/15/25	164,550	164,659,897
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.100(c)	02/24/25	90,000	90,038,577
Svenska Handelsbanken,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.100(c)	02/21/25	74,000	74,043,013
SOFR + 0.450% (Cap N/A, Floor 0.000%)	5.260(c)	12/13/24	100,000	100,041,325

Toronto-Dominion Bank (The), US Federal Funds Effective Rate + 0.400%	5.230(c)	08/22/25	100,500	100,570,387

Total Certificates of Deposit (cost $1,784,050,000)				1,785,182,800
Commercial Paper 1.5%
Bank of New York Mellon (The), SOFR + 0.350%	5.170(c)	05/09/25	109,000	109,085,305
CDP Financial, Inc., 144A, SOFR + 0.320%	5.140(c)	05/07/25	25,000	25,017,352
Swedbank AB,
144A, SOFR + 0.360%	5.180(c)	07/01/25	4,000	4,003,170

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Swedbank AB, (cont’d.)
144A, SOFR + 0.350%	4.820%(c)	07/21/25	134,000	$134,098,168

Total Commercial Paper (cost $272,000,000)				272,203,995
Corporate Bonds 1.5%
Auto Manufacturers 1.3%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300% (Cap N/A, Floor 0.000%)	5.110(c)	02/24/25	115,000	115,032,710
Sr. Unsec’d. Notes, MTN, SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.310(c)	12/09/24	68,000	68,018,722
Sr. Unsec’d. Notes, Series B, MTN, SOFR + 0.340% (Cap N/A, Floor 0.000%)	5.150(c)	06/10/25	43,000	42,941,051
				225,992,483
Machinery-Diversified 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.480% (Cap N/A, Floor 0.000%)	5.323(c)	10/22/25	35,500	35,576,868

Total Corporate Bonds (cost $261,573,293)				261,569,351
Municipal Bonds 0.6%
Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	4.820(cc)	01/01/61	50,000	50,000,000
Texas 0.3%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	4.820(cc)	08/01/45	57,000	57,000,000

Total Municipal Bonds (cost $107,000,000)				107,000,000
U.S. Government Agency Obligations 0.7%
Federal Farm Credit Bank,
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.870(c)	08/26/25	44,000	44,006,378

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Farm Credit Bank, (cont’d.)
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.910%(c)	02/25/26	20,750	$20,752,429
US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.945(c)	12/26/25	11,000	11,001,455

Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.915(c)	11/08/24	50,000	50,000,547

Total U.S. Government Agency Obligations (cost $125,751,304)				125,760,809

Total Long-Term Investments (cost $2,550,374,597)				2,551,716,955

Short-Term Investments 86.8%
Certificates of Deposit 7.4%
Banco Santander SA	5.500	12/16/24	65,000	65,025,113
Bank of America NA,
SOFR + 0.330%	5.150(c)	04/03/25	100,000	100,050,387
SOFR + 0.350%	5.170(c)	01/07/25	73,000	73,026,955

BNP Paribas SA	5.310	11/18/24	41,500	41,507,727

BNP Paribas SA	5.550	04/04/25	50,000	50,165,935

BNP Paribas SA, SOFR + 0.300%	5.110(c)	03/04/25	25,250	25,259,668

Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	5.150(c)	06/04/25	105,000	105,082,749
Citibank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	5.120(c)	08/26/25	85,000	85,000,569
Credit Agricole Corporate & Investment Bank	5.400	03/28/25	140,000	140,356,804

Credit Agricole Corporate & Investment Bank	5.440	03/06/25	60,000	60,149,098

Credit Industriel et Commercial	5.370	12/05/24	30,000	30,014,621
MUFG Bank Ltd.	4.850	11/07/24	125,000	125,000,500
State Street Bank & Trust Co., SOFR + 0.220%	5.030(c)	07/25/25	35,000	34,995,049
Swedbank AB, SOFR + 0.240%	5.050(c)	11/20/24	100,000	100,008,473
Toronto-Dominion Bank (The)	5.480	05/21/25	70,000	70,294,485
Wells Fargo Bank NA,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.100(c)	02/14/25	73,000	73,034,971
SOFR + 0.520% (Cap N/A, Floor 0.000%)	5.330(c)	11/29/24	130,000	130,012,046

Wells Fargo Bank NA	5.720	11/19/24	26,000	26,009,959

Total Certificates of Deposit (cost $1,333,792,739)				1,334,995,109

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper 43.3%
ABN AMRO Funding USA LLC, 144A	5.353%(n)	01/17/25	35,000	$34,644,493
Apple, Inc.,
144A	4.772(n)	12/04/24	185,000	184,181,950
144A	4.784(n)	12/05/24	169,000	168,231,051
144A	4.835(n)	11/19/24	40,000	39,900,152
144A	4.849(n)	11/05/24	40,000	39,973,516

Australia & New Zealand Banking Group Ltd., 144A	5.448(n)	12/16/24	77,250	76,789,624
Automatic Data Processing, Inc., 144A	0.000(n)	11/13/24	126,000	125,781,861
Bank of America Securities, Inc.,
144A	5.522(n)	05/28/25	60,000	58,425,963
144A, SOFR + 0.360%	5.180(c)	01/17/25	21,450	21,460,045
Bank of Montreal,
144A, SOFR + 0.340%	5.150(c)	04/03/25	100,000	100,078,014
144A, SOFR + 0.350%	5.160(c)	07/22/25	74,750	74,793,020
144A, US Federal Funds Effective Rate + 0.400%	5.230(c)	08/22/25	184,000	184,146,519

Bank of New York Mellon (The)	4.761(n)	12/02/24	60,000	59,749,013
Bank Of Nova Scotia (The), 144A, SOFR + 0.350%	4.810(c)	10/16/25	65,000	65,057,005
Banner Health	4.856(n)	11/20/24	25,556	25,487,013
BNP Paribas SA,
144A, SOFR + 0.200%	5.010(c)	12/17/24	32,000	32,004,809
144A, SOFR + 0.350%	5.170(c)	05/07/25	55,000	55,043,202

BPCE SA, 144A, SOFR + 0.320%	5.130(c)	03/10/25	75,000	75,037,711
Caisse des Depots et Consignations,
144A	4.606(n)	02/05/25	100,000	98,757,933
144A	5.165(n)	11/05/24	40,000	39,973,254
CDP Financial, Inc.,
144A	5.199(n)	02/03/25	39,000	38,525,280
144A, SOFR + 0.350%	5.170(c)	01/06/25	116,500	116,540,506
144A, SOFR + 0.400%	5.220(c)	12/12/24	29,000	29,008,365
Cisco Systems, Inc.,
144A	5.175(n)	11/25/24	28,000	27,907,844
144A	5.369(n)	01/24/25	113,000	111,757,131
144A	5.444(n)	12/09/24	40,000	39,795,987

Citigroup Global Markets Europe AG, 144A	5.499(n)	06/03/25	110,000	107,025,356

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Citigroup Global Markets, Inc., 144A	5.421%(n)	04/04/25	135,250	$132,563,535
EssilorLuxottica SA, 144A	4.783(n)	12/13/24	47,000	46,737,607
Federation des Caisses Desjardins du Quebec,
144A	4.735(n)	01/22/25	90,000	89,035,747
144A	4.769(n)	01/13/25	61,000	60,416,189
144A	4.769(n)	01/14/25	100,000	99,030,208
144A	5.321(n)	11/01/24	40,500	40,494,586

Hydro Quebec, 144A	5.187(n)	12/10/24	25,000	24,871,019
ING (U.S.) Funding LLC,
144A	5.435(n)	11/27/24	22,000	21,921,477
144A	5.490(n)	11/07/24	67,000	66,937,076
144A, SOFR + 0.350%	5.170(c)	09/03/25	138,000	138,046,298
144A, SOFR + 0.350%	5.700(c)	07/28/25	84,000	84,055,703

ING (U.S.) Funding LLC	5.356(n)	11/15/24	113,000	112,774,565
John Deere Financial, Inc.,
144A	4.721(n)	01/16/25	25,300	25,047,523
144A	4.722(n)	01/17/25	29,000	28,706,820
144A	4.808(n)	11/18/24	25,000	24,940,413
JPMorgan Securities LLC,
144A, SOFR + 0.320%	5.140(c)	02/07/25	60,000	60,028,080
144A, SOFR + 0.360%	4.820(c)	06/05/25	40,000	40,012,364
144A, SOFR + 0.360%	5.180(c)	03/25/25	150,000	150,086,164
144A, SOFR + 0.380%	4.820(c)	07/29/25	112,000	112,072,931
144A, SOFR + 0.400%	5.220(c)	08/06/25	100,000	100,074,274
Kreditanstalt Fur Wiederaufbau,
144A	4.601(n)	01/27/25	100,000	98,886,963
144A	4.673(n)	02/11/25	75,000	74,020,155
LVMH Moet Hennessy Louis Vuitton SE,
144A	4.775(n)	12/20/24	52,000	51,662,000
144A	5.287(n)	11/12/24	39,000	38,937,722
144A	5.380(n)	11/18/24	35,000	34,916,577
144A	5.391(n)	11/19/24	40,000	39,899,448
144A	5.411(n)	12/02/24	30,000	29,874,240
144A	5.422(n)	12/09/24	12,000	11,938,874
144A	5.426(n)	01/08/25	92,000	91,179,873
Mercedes-Benz Finance North America LLC,
144A	0.000(n)	01/06/25	105,000	104,091,182
144A	4.787(n)	12/05/24	64,600	64,304,710
144A	4.790(n)	12/10/24	100,000	99,478,519

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Mercedes-Benz Finance North America LLC, (cont’d.)
144A	4.810%(n)	11/22/24	50,000	$49,855,350
Mitsubishi Corp.,
144A	4.771(n)	12/19/24	50,000	49,682,044
144A	4.788(n)	12/06/24	30,000	29,859,060
144A	4.792(n)	12/13/24	1,000	994,405
144A	4.794(n)	12/16/24	26,000	25,844,587
144A	5.116(n)	11/06/24	25,000	24,979,887
144A	5.131(n)	11/07/24	55,000	54,948,346
144A	5.321(n)	11/08/24	78,000	77,916,371
144A	5.333(n)	12/18/24	30,000	29,813,040
144A	5.357(n)	01/16/25	21,000	20,791,647
144A	5.508(n)	11/04/24	50,000	49,973,214
144A	5.515(n)	11/15/24	30,000	29,940,150
144A	5.520(n)	11/01/24	55,000	54,992,647

National Australia Bank Ltd., 144A, SOFR + 0.440%	5.250(c)	11/01/24	60,000	60,000,581
Nestle Finance International Ltd.,
144A	5.206(n)	11/20/24	45,000	44,883,025
144A	5.213(n)	12/05/24	133,000	132,396,143
New York Life Short Term Funding LLC,
144A	4.705(n)	01/15/25	25,000	24,755,146
144A	4.710(n)	02/05/25	23,230	22,940,842
144A	4.723(n)	01/08/25	15,000	14,866,485
144A	4.770(n)	12/04/24	15,000	14,933,388
144A	5.238(n)	11/20/24	30,000	29,920,630

Nordea Bank Abp, 144A	5.288(n)	02/18/25	120,000	118,334,356
Novartis Finance Corp., 144A	4.788(n)	11/25/24	24,000	23,921,083
Ontario Teachers’ Finance Trust,
144A	0.000	01/06/25	40,000	39,658,474
144A	5.478(n)	03/10/25	65,500	64,438,779

Princeton University	4.630	01/23/25	19,700	19,695,673

Princeton University	4.710	02/04/25	45,000	45,004,636

Princeton University	5.200	12/05/24	35,000	35,014,192

Province of Quebec, 144A	4.772(n)	12/03/24	95,000	94,590,360
Queensland Treasury Corp.	4.605(n)	04/17/25	50,000	48,950,466

Queensland Treasury Corp.	5.299(n)	01/17/25	70,000	69,298,390

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Royal Bank of Canada, 144A, SOFR + 0.340%	5.150%(c)	06/05/25	108,750	$108,819,900
Sanofi,
144A	4.772(n)	11/27/24	232,000	231,176,690
144A	4.860(n)	11/15/24	45,000	44,910,394
144A	4.874(n)	12/30/24	90,000	89,302,500
144A	5.218(n)	11/21/24	22,100	22,038,700
Skandinaviska Enskilda Banken AB,
144A	5.354(n)	12/18/24	65,000	64,596,566
144A, SOFR + 0.220%	5.040(c)	12/17/24	41,000	41,005,357
144A, SOFR + 0.310%	5.130(c)	03/17/25	36,000	36,018,204

St. Engineering NA, Inc., 144A	4.872(n)	11/05/24	23,000	22,984,676
STE Transcore Holdings, Inc.,
144A	4.849(n)	11/07/24	26,000	25,975,380
144A	4.872(n)	11/05/24	26,900	26,881,816
Svenska Handelsbanken,
144A	5.332(n)	03/13/25	70,000	68,834,629
144A	5.417(n)	01/06/25	12,000	11,897,181
144A	5.427(n)	11/01/24	63,000	62,991,593
144A, SOFR + 0.200%	5.100(c)	11/08/24	35,000	35,000,820
Swedbank AB,
144A, SOFR + 0.350%	5.170(c)	04/04/25	125,000	125,085,426
144A, SOFR + 0.350%	5.210(c)	10/14/25	74,000	74,001,604

Texas Public Finance Authority	4.870	12/04/24	50,000	49,996,505
Toronto-Dominion Bank (The), 144A	5.418(n)	04/04/25	100,000	98,050,947
TotalEnergies Capital S.A.,
144A	4.817(n)	11/27/24	135,000	134,520,514
144A	4.822(n)	12/13/24	50,000	49,719,664
144A	4.853(n)	11/22/24	60,000	59,825,401

Toyota Finance Australia Ltd.	5.499(n)	11/07/24	76,000	75,928,476
Toyota Industries Commercial Finance, Inc.,
144A	4.613(n)	01/29/25	15,000	14,826,000
144A	4.637(n)	04/17/25	50,000	48,932,266
144A	4.641(n)	04/25/25	40,000	39,107,224
144A	5.180(n)	11/12/24	30,000	29,951,994
144A	5.347(n)	11/04/24	40,000	39,978,578
144A	5.413(n)	12/11/24	10,000	9,946,339
144A	5.436(n)	12/02/24	20,000	19,915,970
144A	5.437(n)	12/03/24	30,000	29,870,063
144A	5.470(n)	11/25/24	40,000	39,868,071

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Toyota Industries Commercial Finance, Inc., (cont’d.)
144A	5.478%(n)	11/26/24	45,000	$44,845,769

Toyota Credit Canada Inc.	5.305(n)	03/04/25	50,000	49,207,089
University Of Chicago	4.845(n)	12/10/24	42,000	41,771,940

University Of Chicago	5.376(n)	11/05/24	50,000	49,965,900
Westpac Banking Corp.,
144A, SOFR + 0.330%	4.810(c)	08/29/25	124,500	124,529,280
144A, SOFR + 0.330%	5.140(c)	05/01/25	20,000	20,018,792

Total Commercial Paper (cost $7,789,330,050)				7,792,611,074
Corporate Bonds 0.9%
Auto Manufacturers 0.0%
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	5.500%	11/27/24	9,000	8,997,905
Banks 0.1%
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	2.250%	11/01/24	10,000	10,000,000
Insurance 0.8%
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.700%	5.601(c)	06/13/25	45,175	45,263,078
Sr. Sec’d. Notes, 144A, MTN, SOFR Index + 0.330%	5.173(c)	01/14/25	75,000	75,022,660

Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.893(c)	08/28/25	19,000	19,101,006
				139,386,744

Total Corporate Bonds (cost $158,366,887)				158,384,649

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements 34.4%
Banco Bilbao Vizcaya Argentaria,
4.85%, dated 10/31/24, due 11/01/24 in the amount of $250,033,681 collateralized by U.S. Treasury Securities (coupon rates 0.625%-4.875%, maturity dates 04/30/26-08/15/47) with the aggregate value, including accrued interest, of $255,034,360.	250,000	$250,000,000
Banco Santander SA,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $227,018,643 collateralized by FNMA (coupon rates 1.500%-7.500%, maturity dates 05/01/35-08/01/54) with the aggregate value, including accrued interest, of $231,559,017.	226,988	226,988,000
Bank of America Securities, Inc.,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $395,053,325 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 05/01/26-10/01/54), FNMA (coupon rates 2.000%-5.500%, maturity dates 09/01/35-11/01/54) and GNMA (coupon rates 2.500%-8.000%, maturity dates 01/15/31-10/20/54) with the aggregate value, including accrued interest, of $402,900,000.	395,000	395,000,000
Bank of Nova Scotia,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $260,035,100 collateralized by U.S. Treasury Securities (coupon rates 0.500%-4.125%, maturity dates 02/28/26-03/31/31) with the aggregate value, including accrued interest, of $265,235,851.	260,000	260,000,000
Canadian Imperial Bank of Commerce,
4.84%, dated 09/19/24, due 11/08/24 in the amount of $382,554,444 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.000%, maturity dates 01/31/25-02/15/52) with the aggregate value, including accrued interest, of $389,840,846.	380,000	380,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Canadian Imperial Bank of Commerce, (cont’d.)
4.81%, dated 10/15/24, due 11/14/24 in the amount of $209,837,742 collateralized by FFCSB (coupon rate 2.930%, maturity date 02/03/42), FHLMC (coupon rates 2.000%-6.500%, maturity dates 10/01/47-09/01/54), FNMA (coupon rates 2.000%-6.500%, maturity dates11/25/24-09/01/54), GNMA (coupon rates 2.500%-5.000%, maturity dates 03/20/49-09/20/52) and U.S. Treasury Securities (coupon rates 0.125%-4.875%, maturity dates 07/15/25-08/15/53) with the aggregate value, including accrued interest, of $213,664,223.	209,000	$209,000,000
Cantor Fitzgerald,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $150,020,250 collateralized by FFCSB (coupon rates 2.000%-3.660%, maturity dates 11/01/29-03/07/44), FHLMC (coupon rates 3.000%-6.500%, maturity dates 10/01/33-09/01/54) and FNMA (coupon rates 0.000%-7.500%, maturity dates 09/01/28-05/01/54) with the aggregate value, including accrued interest, of $153,020,655.	150,000	150,000,000
CF Secured, LLC,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $400,054,000 collateralized by FFCSB (coupon rate 5.370%, maturity date 04/08/38), FHLMC (coupon rates 0.000%-7.000%, maturity dates 03/15/31-11/01/54), FNMA (coupon rates 0.000%-7.500%, maturity dates11/15/30-03/25/61) and GNMA (coupon rates 6.000%-7.000%, maturity dates 09/20/54-10/20/64) with the aggregate value, including accrued interest, of $408,055,168.	400,000	400,000,000
Credit Agricole Securities Inc.,
4.84%, dated 10/09/24, due 11/08/24 in the amount of $126,508,200 collateralized by U.S. Treasury Securities (coupon rates 1.250%-3.875%, maturity dates 09/30/28-08/15/33) with the aggregate value, including accrued interest, of $128,520,016.	126,000	126,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Credit Agricole Securities Inc., (cont’d.)
4.84%, dated 10/16/24, due 11/15/24 in the amount of $255,024,467 collateralized by U.S. Treasury Securities (coupon rates 1.250%-3.500%, maturity dates 11/30/26-01/31/28) with the aggregate value, including accrued interest, of $259,080,045.	254,000	$254,000,000
4.86%, dated 10/31/24, due 11/01/24 in the amount of $393,943,175 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 11/01/50-11/01/53) and FNMA (coupon rates 4.000%-7.000%, maturity dates 05/01/52-08/01/54) with the aggregate value, including accrued interest, of $401,767,801.	393,890	393,890,000
Deutsche Bank AG,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $181,395,485 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity dates 11/05/24-06/12/25) with the aggregate value, including accrued interest, of $184,998,475.	181,371	181,371,000
ING Financial Markets LLC,
4.85%, dated 09/19/24, due 11/08/24 in the amount of $176,178,819 collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 03/01/52-05/01/53) and FNMA (coupon rate 5.500%, maturity date 08/01/53) with the aggregate value, including accrued interest, of $178,500,000.	175,000	175,000,000
4.86%, dated 10/31/24, due 11/01/24 in the amount of $60,008,100 collateralized by FHLMC (coupon rate 6.500%, maturity date 10/01/53) with the aggregate value, including accrued interest, of $61,200,001.	60,000	60,000,000
4.86%, dated 10/31/24, due 11/07/24 in the amount of $123,116,235 collateralized by FHLMC (coupon rate 6.500%, maturity date 10/01/53) and FNMA (coupon rate 4.500%, maturity date 07/01/52) with the aggregate value, including accrued interest, of $125,460,000.	123,000	123,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Mizuho Securities USA LLC,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $150,020,250 collateralized by FHLMC (coupon rates 2.500%-7.000%, maturity dates 01/01/29-09/01/54) with the aggregate value, including accrued interest, of $153,000,000.	150,000	$150,000,000
Natixis,
4.84%, dated 09/19/24, due 11/08/24 in the amount of $212,418,389 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 04/01/47-06/01/54), FNMA (coupon rates 2.000%-6.500%, maturity dates 07/01/48-08/01/54) and GNMA (coupon rates 4.000%-6.000%, maturity dates 11/20/48-07/20/54) with the aggregate value, including accrued interest, of $215,220,000.	211,000	211,000,000
NatWest Markets Securities,
4.85%, dated 10/30/24, due 11/06/24 in the amount of $249,234,821 collateralized by FHLMC (coupon rate 6.500%, maturity date 01/01/54) and FNMA (coupon rate 4.500%, maturity date 06/01/49) with the aggregate value, including accrued interest, of $254,219,518.	249,000	249,000,000
4.86%, dated 10/31/24, due 11/07/24 in the amount of $294,277,830 collateralized by FHLMC (coupon rate 5.500%, maturity date 08/01/53) and FNMA (coupon rates 4.500%-5.500%, maturity dates 06/01/49-04/01/54) with the aggregate value, including accrued interest, of $300,163,387.	294,000	294,000,000
Nomura International PLC,
4.88%, dated 10/31/24, due 11/01/24 in the amount of $200,027,111 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 11/01/28-10/01/54), FNMA (coupon rates 2.000%-7.372%, maturity dates 05/01/28-08/01/58) and GNMA (coupon rates 2.500%-6.000%, maturity dates 06/20/41-10/15/64) with the aggregate value, including accrued interest, of $204,027,654.	200,000	200,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
RBC Dominion Securities, Inc.,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $158,021,330 collateralized by FNMA (coupon rate 2.000%, maturity date 05/01/51), GNMA (coupon rates 2.500%-7.000%, maturity dates 10/20/46-09/20/54) and U.S. Treasury Securities (coupon rates 0.625%-2.750%, maturity dates 07/31/26-08/15/32) with the aggregate value, including accrued interest, of $161,160,000.	158,000	$158,000,000
Santander Bank, N.A.,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $250,033,750 collateralized by FFCSB (coupon rate 5.140%, maturity date 10/30/34), FHLMC (coupon rates 1.500%-7.000%, maturity dates 03/01/26-11/01/54), GNMA (coupon rates 3.000%-7.000%, maturity dates 08/15/28-05/20/52) and U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 11/15/24-11/30/29) with the aggregate value, including accrued interest, of $255,034,425.	250,000	250,000,000
State Street Bank & Trust Company,
4.85%, dated 10/31/24, due 11/01/24 in the amount of $125,016,840 collateralized by U.S. Treasury Securities (coupon rate 4.850%, maturity date 04/30/26) with the aggregate value, including accrued interest, of $127,500,109.	125,000	125,000,000
U.S. Bancorp Investments, Inc.,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $500,067,500 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 11/14/24-05/15/44) with the aggregate value, including accrued interest, of $510,068,943.	500,000	500,000,000
Wells Fargo Securities LLC,
4.86%, dated 10/31/24, due 11/01/24 in the amount of $235,031,725 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 11/01/50-11/01/54) with the aggregate value, including accrued interest, of $239,732,360.	235,000	235,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Wells Fargo Securities LLC, (cont’d.)
4.87%, dated 10/31/24, due 11/07/24 in the amount of $245,232,001 collateralized by FNMA (coupon rates 1.500%-7.000%, maturity dates 03/01/28-10/01/54) with the aggregate value, including accrued interest, of $250,136,641.			245,000	$245,000,000

Total Repurchase Agreements (cost $6,201,249,000)				6,201,249,000
Time Deposit 0.0%
Australia & New Zealand Banking Group Ltd. (cost $8,000,000)	4.840%	11/01/24	8,000	8,000,000
U.S. Government Agency Obligations 0.8%
Federal Home Loan Bank,
SOFR + 0.020% (Cap N/A, Floor 0.000%)	4.830(c)	01/27/25	74,000	74,004,902
SOFR + 0.030% (Cap N/A, Floor 0.000%)	4.840(c)	03/26/25	74,000	73,996,717

Total U.S. Government Agency Obligations (cost $148,000,000)				148,001,619

Total Short-Term Investments (cost $15,638,738,676)				15,643,241,451

TOTAL INVESTMENTS 101.0% (cost $18,189,113,273)				18,194,958,406
Liabilities in excess of other assets (1.0)%				(182,926,785)

Net Assets 100.0%				$18,012,031,621

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FFCSB	Federal Farm Credit System Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
N/A	Not Applicable
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2024
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).